REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 412,769	$ 4,435,043	$ 1,950,602	$ 6,453,376
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	155,386	373,062	374,652	534,434
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	207,404	0	1,389,667	0
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 49,979	$ 4,061,981	$ 186,283	$ 5,918,942